Description of Business and Going Concern (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Description of Business and Going Concern (Textual)
Working capital deficiency	$ 1,883,008	$ 2,076,393
Accumulated deficit	(12,323,832)	(3,697,339)	(1,376,074)
Maximum possible source of funding		$ 10,000,000